Expense Example {- FundsManager 20% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 20% Portfolio - VIP FundsManager 20% Portfolio-Investor VIP	May 27, 2022 USD ($)
Expense Example:
1 year	$ 55
3 years	179
5 years	320
10 years	$ 729